Consolidated and Combined Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares shares authorized (in Shares)	500,000,000
Ordinary shares shares issued (in Shares)	21,100,000
Ordinary shares shares outstanding (in Shares)	21,100,000
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)		$ 0.0001
Ordinary shares shares authorized (in Shares)	16,600,000	15,000,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized (in Shares)	4,500,000	4,500,000